RELATED PARTY TRANSACTIONS (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Notes Payable [Abstract]
Wages	$ 1,115,922	$ 791,987
Vacation	160,155	114,941
Total accrued compensation	$ 1,276,077	$ 906,928	$ 1,276,077	$ 395,667